Share-Based Payments - Schedule of Warrants (Details) $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended
	Mar. 15, 2023	Jan. 01, 2023 $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 $ / shares kr / shares	Jun. 30, 2022 USD ($) $ / shares
Weighted Average Exercise Price/Share
Warrants granted, price per share							$ 2.23
Warrants forfeited, price per share							$ 5.36
Warrants
Number of warrants outstanding
Warrants granted as at beginning of period		2,743,093			2,743,093		2,732,618
Warrants exercised					(340,679)		(201,314)
Warrants granted					10,000		100,000
Warrants forfeited					(25,478)		(5,687)
Warrants granted as at end of period			2,386,936	2,625,617	2,386,936		2,625,617
Warrants exercisable as at end of period			1,823,807	2,020,351	1,823,807	2,020,351	2,020,351
Percentage of vesting					0.028%		2.78%
Service cost | $			$ 0.2	$ 0.3	$ 0.3		$ 0.7
Weighted Average Exercise Price/Share
Warrants granted at beginning of period, price per share | (per share)		$ 1.50			$ 1.50	kr 7.53
Warrants granted, price per share					1.94
Warrants exercised, price per share					1.56		$ 0.16
Warrants forfeited, price per share					3.05
Warrants exercisable, price per share				$ 0.44		kr 0.44	0.44
Warrants granted at end of period, price per share			$ 1.51	$ 1.27	1.51		1.27
Warrants exercisable as at end of period			$ 1.02		1.02
Other information
Share purchase price					$ 1.56		$ 2.12
Warrants | Board of Directors [Member]
Number of warrants outstanding
Warrants granted	10,000
Service period		36 months
Percentage of vesting		2.78%
Warrants | COO [Member]
Number of warrants outstanding
Warrants granted							25,000
Warrants | CFO [Member]
Number of warrants outstanding
Warrants granted							45,000